SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 segment
Segment Reporting Information
Number of operating segments | segment	4			4
Net revenues:
Net revenues	$ 50,014	$ 51,905	$ 42,426
Cost of revenues:
Total cost of revenues	45,554	49,400	43,447
Gross profit (loss)
Total gross profit (loss)	4,460	2,505	(1,021)
Other
Net revenues:
Net revenues	5,904	7,644	4,247
PRC
Net revenues:
Net revenues	19,262	20,898	16,462
PRC | Kindergartens
Net revenues:
Net revenues	5,440	0	0
PRC | Play-and-learn centers
Net revenues:
Net revenues	7,918	13,254	12,215
Singapore
Net revenues:
Net revenues	30,752	31,007	25,964
Singapore | Singapore kindergartens, student care centers and others
Net revenues:
Net revenues	30,752	31,007	25,964
Operating segments
Net revenues:
Net revenues	50,014	51,905	42,426
Cost of revenues:
Total cost of revenues	45,554	49,400	43,447
Gross profit (loss)
Total gross profit (loss)	4,460	2,505	(1,021)
Operating segments | Other
Net revenues:
Net revenues	5,904	7,644	4,247
Cost of revenues:
Total cost of revenues	6,571	15,404	13,324
Gross profit (loss)
Total gross profit (loss)	(667)	(7,760)	(9,077)
Operating segments | PRC | Teaching and management services
Net revenues:
Net revenues	5,440
Cost of revenues:
Total cost of revenues	3,549
Gross profit (loss)
Total gross profit (loss)	1,891
Operating segments | PRC | Play-and-learn centers
Net revenues:
Net revenues	7,918	13,254	12,215
Cost of revenues:
Total cost of revenues	6,655	8,634	8,610
Gross profit (loss)
Total gross profit (loss)	1,263	4,620	3,605
Operating segments | Singapore | Singapore kindergartens, student care centers and others
Net revenues:
Net revenues	30,752	31,007	25,964
Cost of revenues:
Total cost of revenues	28,779	25,362	21,513
Gross profit (loss)
Total gross profit (loss)	$ 1,973	$ 5,645	$ 4,451